Income Tax Expense (Benefit) - Income Taxes Recognized Directly in Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax relating to components of other comprehensive income [abstract]
Remeasurements of net defined benefit liabilities (assets), before tax	₩ 148,436	₩ 128,640	₩ 5,690
Foreign currency translation differences for foreign operations, before tax	48,181	106,690	(19,987)
Change in equity of equity method investee, before tax	(171)	4,163	57
Other comprehensive income, before tax	196,446	239,493	(14,240)
Related income tax	(38,032)	(35,235)	(1,169)
Foreign currency translation differences for foreign operations, tax benefit (expense)	0	0	0
Change in equity of equity method investee, tax benefit (expense)	0	0	0
Other comprehensive income, tax benefit (expense)	(38,032)	(35,235)	(1,169)
Remeasurements of net defined benefit liabilities (assets), net of tax	110,404	93,405	4,521
Foreign currency translation differences for foreign operations, net of tax	48,181	106,690	(19,987)
Change in equity of equity method investee, net of tax	(171)	4,163	57
Other comprehensive income (loss) for the year, net of income tax	₩ 158,414	₩ 204,258	₩ (15,409)